Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,125,000.00
Previously Paid Amount	2,646.91
Total Fee Amount	2,779.26
Total Offset Amount	0.00
Net Fee	$ 132.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A